Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Total	$ 2,460	$ 2,788
Taxes
Disclosure of other provisions [line items]
Total	808	940	$ 1,348	$ 1,823
Labor
Disclosure of other provisions [line items]
Total	989	1,180	1,308	1,385
Legal
Disclosure of other provisions [line items]
Total	$ 663	$ 668	$ 614	$ 679